                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 028-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    11/8/01
         _______________________ _____________________ _________
              [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $50,969
                                            [thousands]


List of Other Included Managers:  None







































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
                                                   FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------    --------     --------          --------     --------      --------        --------

                         TITLE                    VALUE      SHRS OR  SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    -------  --------   ----------    -----     ----------------------
AOL Time Warner          COM        00184A105       3,135     94,725  SH         Sole                                      94,725
American Express         COM        025816109       3,330    114,575  SH         Sole                                     114,575
American International
  Group                  COM        026874107       3,163     40,548  SH         Sole                                      40,548
Anadarko Petroleum       COM        032511107       1,486     30,900  SH         Sole                                      30,900
Apache                   COM        037411105         313      7,275  SH         Sole                                       7,275
Applied Materials        COM        038222105         347     12,200  SH         Sole                                      12,200
Bank One                 COM        06423A103         208      6,625  SH         Sole                                       6,625
Bank of New York         COM        064057102       2,102     60,050  SH         Sole                                      60,050
Bristol-Myers Squibb     COM        110122108       2,738     49,275  SH         Sole                                      49,275
Cisco Systems            COM        17275R102         469     38,525  SH         Sole                                      38,525
Devon Energy             COM        25179M103       2,532     73,600  SH         Sole                                      73,600
Duke Energy              COM        264399106       2,125     56,150  SH         Sole                                      56,150
EMC                      COM        268648102       1,054     89,700  SH         Sole                                      89,700
El Paso Energy           COM        283695872       1,924     46,300  SH         Sole                                      46,300
Exodus Communications    COM        302088109          37    215,500  SH         Sole                                     215,500
Exxon Mobil              COM        30231G102       1,383     35,100  SH         Sole                                      35,100
GAP                      COM        364760108         520     43,500  SH         Sole                                      43,500
General Electric         COM        369604103         638     17,150  SH         Sole                                      17,150
Gillette                 COM        375766102         902     30,275  SH         Sole                                      30,275
Home Depot               COM        437076102         979     25,525  SH         Sole                                      25,525
Intel                    COM        458140100         443     21,750  SH         Sole                                      21,750
JP Morgan Chase & Co     COM        616880100         312      9,150  SH         Sole                                       9,150
Johnson & Johnson        COM        478160104       3,057     55,175  SH         Sole                                      55,175
Lattice Semiconductor    COM        518415104         238     15,140  SH         Sole                                      15,140
Merck                    COM        589331107       2,398     36,000  SH         Sole                                      36,000
Ocean Energy             COM        67481E106       2,632    161,500  SH         Sole                                     161,500
Pfizer                   COM        717081103       2,493     62,175  SH         Sole                                      62,175
Qwest Communications
  Internati              COM        749121109       1,595     95,500  SH         Sole                                      95,500
Radio Shack              COM        750438103         490     20,200  SH         Sole                                      20,200
Schlumberger ($)         COM        806857108       1,964     42,975  SH         Sole                                      42,975
Sun Microsystems         COM        866810104       1,791    216,525  SH         Sole                                     216,525
Texas Instruments        COM        882508104         472     18,900  SH         Sole                                      18,900
Viacom Class B           COM        925524308       3,140     91,014  SH         Sole                                      91,014
Walt Disney              COM        254687106         560     30,075  SH         Sole                                      30,075





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